CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF CASH FLOWS
Income tax paid	$ (10,128)	$ (4,422)	$ (5,583)
Corresponding to Controlling Company tax withholdings / advances
CONSOLIDATED STATEMENTS OF CASH FLOWS
Income tax paid	(9,051)	(3,724)	(4,994)
Corresponding to subsidiaries
CONSOLIDATED STATEMENTS OF CASH FLOWS
Income tax paid	$ (1,077)	$ (698)	$ (589)